Finance result (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Result
Income from financial investments	R$ 67,810	R$ 35,773	R$ 24,479
Changes in fair value of derivative instruments			20,739
Interest received	27,197	23,040	11,876
Other	7,035	5,753	5,196
Finance income	102,042	64,566	62,290
Interest expense	(200,081)	(108,437)	(25,543)
Interest expense on lease liabilities	(88,571)	(67,212)	(44,458)
Financial discounts granted	(24,092)	(23,193)	(8,081)
Bank fees	(8,623)	(7,878)	(6,333)
Foreign exchange loss, net	(852)	(17,973)	(4,613)
IOF taxes (taxes on financial transactions)	(178)	(3,306)	(1,661)
Other	(27,496)	(15,797)	(7,580)
Finance expenses	(349,893)	(243,796)	(98,269)
Finance result	R$ (247,851)	R$ (179,230)	R$ (35,979)